Business Segment Information (Detail) $ in Thousands	3 Months Ended									12 Months Ended
	Feb. 26, 2017 USD ($) Regional_Segments	Nov. 27, 2016 USD ($)	Aug. 28, 2016 USD ($)	May 29, 2016 USD ($)	Feb. 28, 2016 USD ($)	Nov. 29, 2015 USD ($)	Aug. 30, 2015 USD ($)	May 31, 2015 USD ($)	Mar. 01, 2015 USD ($)	Nov. 27, 2016 USD ($) Regional_Segments	Nov. 29, 2015 USD ($)	Nov. 30, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Regional_Segments	3									3
Net revenues	$ 1,101,991	$ 1,299,541	$ 1,185,111	$ 1,011,587	$ 1,056,500	$ 1,285,226	$ 1,142,012	$ 1,012,180	$ 1,055,075	$ 4,552,739	$ 4,494,493	$ 4,753,992
Operating income	108,340	142,674	144,908	58,038	116,587	161,214	114,773	47,615	107,445	462,207	431,047	313,851
Restructuring, net	0	(718)	(627)	(191)	1,848	2,725	4,054	2,954	4,338	312	14,071	128,425
Interest expense	(19,934)	(18,687)	(19,170)	(20,411)	(14,902)	(18,851)	(17,138)	(21,913)	(23,312)	(73,170)	(81,214)	(117,597)
Other income (expense), net	408	11,468	4,679	4,295	(2,219)	1,272	(8,316)	7,639	(26,028)	18,223	(25,433)	(22,057)
Income before income taxes	88,814	135,455	$ 130,417	$ 41,922	99,466	143,635	89,319	19,339	58,105	407,260	310,398	153,854
Loss on early extinguishment of debt						0	$ 0	$ (14,002)	$ 0	0	(14,002)	(20,343)
Total depreciation and amortization expense	27,386				25,111					103,878	102,044	109,474
Trade receivables, net	406,689	479,018				498,196				479,018	498,196
Inventories	767,227	716,181				606,859				716,181	606,859
All other assets		1,791,897				1,779,340				1,791,897	1,779,340
Total assets	2,930,315	2,987,096				2,884,395				2,987,096	2,884,395
Total net deferred tax assets	504,700	523,101				580,640				523,101	580,640	660,864
Total long-lived assets		419,690				411,820				419,690	411,820	406,836
United States
Segment Reporting Information [Line Items]
Net revenues										2,302,668	2,380,820	2,490,994
Total net deferred tax assets		444,295				506,675				444,295	506,675	580,122
Total long-lived assets		311,358				322,758				311,358	322,758	322,329
Foreign countries
Segment Reporting Information [Line Items]
Net revenues										2,250,071	2,113,673	2,262,998
Total net deferred tax assets		78,806				73,965				78,806	73,965	80,742
Total long-lived assets		108,332				89,062				108,332	89,062	84,507
Americas [Member]
Segment Reporting Information [Line Items]
Net revenues	577,907				571,185					2,683,008	2,726,461	2,862,867
Operating income	90,342				88,032					482,226	523,705	531,064
Total depreciation and amortization expense										30,322	27,558	29,508
Trade receivables, net		326,211				343,808				326,211	343,808
Inventories		391,713				359,879				391,713	359,879
All other assets		0				0				0	0
Europe [Member]
Segment Reporting Information [Line Items]
Net revenues	310,317				276,486					1,091,362	1,016,418	1,143,313
Operating income	64,539				50,939					197,136	184,362	181,036
Gain on disposal of assets										6,100	7,500
Total depreciation and amortization expense										12,574	14,985	20,564
Trade receivables, net		94,106				81,079				94,106	81,079
Inventories		125,029				109,604				125,029	109,604
All other assets		0				0				0	0
Asia [Member]
Segment Reporting Information [Line Items]
Net revenues	213,767				208,829					778,369	751,614	747,812
Operating income	35,941				40,893					105,073	121,645	108,511
Total depreciation and amortization expense										8,210	7,455	8,501
Trade receivables, net		46,510				53,613				46,510	53,613
Inventories		121,544				91,390				121,544	91,390
All other assets		0				0				0	0
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Restructuring, net					1,848					313	14,071	128,425
Restructuring-related charges					1,497					7,195	30,736	27,621
Other corporate staff costs and expenses	82,482				59,932					314,720	353,858	320,048
Lump-sum pension settlement loss										0	0	30,666
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Corporate expenses	82,482				63,277					322,228	398,665	506,760
Regional operating income [Member]
Segment Reporting Information [Line Items]
Operating income	$ 190,822				$ 179,864					784,435	829,712	820,611
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total depreciation and amortization expense										52,772	52,046	$ 50,901
Trade receivables, net		12,191				19,696				12,191	19,696
Inventories		77,895				45,986				77,895	45,986
All other assets		$ 1,791,897				$ 1,779,340				$ 1,791,897	$ 1,779,340